TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other payables [abstract]
Disclosure of detailed information of trade and other payables explanatory [table text block]
Amounts in R million	Note	2020	2019

Trade payables and accruals		348.0	324.4
Accrued leave pay		46.9	39.0
Provision for short term performance based incentives		50.5	32.5
Payroll accruals		33.4	23.3

		478.8	419.2

Interest relating to trade payables and accruals included in profit or loss		(1.9)	(2.0)

RELATED PARTY BALANCES
Trade payables and accruals include the following amounts payable to related parties:
Sibanye-Stillwater		14.0	4.1
Rand Refinery		0.2	0.2